Capital Risk Management (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital Risk Management
Total borrowings	$ 698,486,364	$ 744,841,528
Total shareholders' equity	$ 408,132,148	$ 422,243,261	$ 358,292,858	$ 397,228,193
Gearing ratio	63.00%	64.00%